Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (152,641)	$ (194,192)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of goodwill	40,000	0
Impairment of intangible assets	3,092	19,907
Impairment of other investments	4,000	0
Depreciation and amortization expense	39,573	74,848
Amortization of content assets	23,755	24,276
Provision for inventory and inventory purchase commitments	10,561	39,757
Realized losses on hedging derivative financial instruments	222	108
Change in fair value of warrant liabilities	(2,679)	(8,322)
Equity-based compensation	23,891	17,620
Deferred income taxes	(191)	(2,961)
Amortization of debt issuance costs	1,899	733
Paid-in-kind interest	1,310	598
Loss on partial debt extinguishment	3,168	0
Change in lease assets	1,967	0
Other non-cash items	0	1,219
Changes in operating assets and liabilities:
Inventory	17,508	41,510
Content assets	(10,226)	(19,787)
Prepaid expenses	2,340	2,806
Other assets	(4,438)	4,241
Accounts payable	(7,103)	(26,705)
Accrued expenses	(20,293)	(8,673)
Deferred revenue	2,163	(9,563)
Other liabilities	(415)	(4,593)
Net cash used in operating activities	(22,537)	(47,173)
Cash flows from investing activities:
Purchase of property and equipment	(6,576)	(26,493)
Investment in restricted short-term investments	(4,250)	0
Net cash used in investing activities	(10,826)	(26,493)
Cash flows from financing activities:
Proceeds from exercise of stock options	0	3,162
Remittance of taxes withheld from employee stock awards	0	(308)
Debt Borrowings	0	50,000
Debt repayments	(17,000)	(625)
Proceeds from issuance of common shares in the Employee Stock Purchase Plan	553	0
Tax withholdings payments for vesting of restricted stock	(2,178)	(183)
Payment of debt issuance costs	0	(4,485)
Proceeds from issuance of Equity Offering, net of issuance costs	4,908	0
Net cash (used in) provided by financing activities	(13,717)	47,561
Effect of exchange rates on cash	398	(858)
Net decrease in cash, cash equivalents and restricted cash	(46,682)	(26,963)
Cash, cash equivalents and restricted cash, beginning of year	80,091	107,054
Cash, cash equivalents and restricted cash, end of year	33,409	80,091
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	5,389	2,082
Cash paid during the year for income taxes, net	11	389
Supplemental disclosure of noncash investing activities:
Property and equipment acquired but not yet paid for	817	2,025
Supplemental disclosure of noncash financing activities:
Warrants issued in relation to Term Loan	0	5,236
Change in fair value of term loan warrants due to amended exercise price	802	0
Paid-in-kind fee recorded as incremental debt issuance cost	$ 488	$ 0